Retirement and Other Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Minimum allowed employee contributions, percent of salary	1.00%
Maximum allowed employee contributions, percent of salary	50.00%
Credited service (in years)	5 years
Defined contribution plans expense	$ 125.3	$ 99.8	$ 89.4
Annual cash compensation, percent	4.00%
Deferred compensation liability	$ 63.1	$ 57.9
Employee contribution, first 3% of salary
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of salary	3.00%
Employee contribution, additional 2% of salary
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of salary	2.00%